Provisions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Apr. 01, 2025	Mar. 31, 2025
Disclosure of other provisions [line items]
Expected reimbursement, other provisions	¥ 116,067
Other provisions	1,683,476		¥ 1,055,715
Additional provisions	1,055,584
Onerous contracts provision [member]
Disclosure of other provisions [line items]
Other provisions	86,302	¥ 52,199
Additional provisions	106,296
Contracts related to EV models [Member]
Disclosure of other provisions [line items]
Other provisions	561,195
Additional provisions	¥ 561,070